BUSINESS COMBINATION (Schedule of Assets Acquired and Liabilities Assumed as of the Acquisition Date) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Business Acquisition [Line Items]
Cash, cash equivalents and restricted cash	$ 2,845
Trade receivables and contract assets	3,594
Inventories	10,365
Prepaid expenses and other current assets	30,468
Identified intangible assets	53,417
Goodwill	115,211
Operating lease right-of-use assets	498
Other long-term assets	1,838
Property and equipment, net	326
Total assets acquired	218,562
Accounts payable	16,233
Accrued expenses	5,488
Advances from customers and deferred revenues	53,720
Operating lease liabilities, current	430
Other current liabilities	3,340
Operating lease liabilities, non-current	105
Other long-term liabilities	271
Total liabilities assumed	79,587
Total purchase price consideration	$ 138,975